Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in net deferred tax balance
Net deferred tax balance, as of January 1	€ 5,298	€ 2,573
Recognized in income statement, Continuing operations	(666)	991	€ (88)
Recognized in income statement, Discontinuing operations	2	(2)
Recognized in other comprehensive income	(150)	(255)
Recognized in equity	(7)	(5)
Acquisitions through business combinations and disposals	(29)	1,914
Translation differences	(279)	82
Net deferred tax balance, as of December 31	€ 4,169	€ 5,298	€ 2,573